UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09055

                     Papp Small & Mid-Cap Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
               (Address of principal executive offices) (Zip Code)

Julie A. Hein                                    Stacy H. Winick
Papp Small & Mid-Cap Growth Fund, Inc.           Bell, Boyd & Lloyd PLLC
6225 North 24th Street, Suite 150                1615 L Street, N.W., Suite 1200
Phoenix, AZ 85016                                Washington, DC  20036

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (800) 421-4004

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO SHAREHOLDERS.



                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                                 A No-Load Fund

                                  ANNUAL REPORT

                                December 31, 2003





                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              PAPP SMALL & MID-CAP GROWTH FUND, INC., RUSSELL 2000
            STOCK INDEX (R) AND STANDARD & POOR'S MID-CAP 400 STOCK
                      INDEX (R) THROUGH DECEMBER 31, 2003

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                         1 Year     5 Years   Since Inception(1)
--------------------------------------------------------------------------------
Papp Small & Mid-Cap Growth Fund           30.18%     9.81%       11.42%
--------------------------------------------------------------------------------
Standard & Poor's Mid-Cap 400 Stock Index  35.62%     9.21%       10.41%
--------------------------------------------------------------------------------
Russell 2000 Stock Index                   47.25%     7.13%        8.80%
--------------------------------------------------------------------------------

[LINE CHART]

                        PAPP
                        Small &    Russell
                        Mid-Cap    2000        Standard &
                        Growth     Stock       Poor's Mid-Cap
              Years     Fund       Index       400 Stock Index

           12/15/98     10000      10000       10000
               1998     10800      10837       10604
               1999     12208      13141       12165
               2000     16032      12744       14293
               2001     16213      13061       14207
               2002     13246      10386       12144
               2003     17244      15294       16470

(1) For the period from December 15, 1998 (commencement of operations) through December 31, 2003

            PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE
--------------------------------------------------------------------------------


The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This Fund's performance is measured against that of the Russell 2000 Stock Index (Russell 2000 - registered mark - Index) and the Standard and Poor's Mid-Cap 400 Stock Index (Third party marks appearing herein are the property of their respective owners), an unmanaged, value-weighted index of medium-sized companies that generally have market values between $900 million and $3 billion.

                   PAPP SMALL & MID-CAP GROWTH FUND, INC.
                     SCHEDULE OF PORTFOLIO INVESTMENTS
                             DECEMBER 31, 2003

                                                                              Number                 Fair
                               Common Stocks                                 of Shares               Value
------------------------------------------------------------------     --------------------    -------------------
 INDUSTRIAL SERVICES (15.9%)
  Cintas Corporation
    (Uniform and textile rental company)                                       17,000              $ 852,210
  ChoicePoint Inc.*
    (Leading provider of data-based risk management services
      and decision management tools)                                           17,000                647,530
  Expeditors International of Washington, Inc.
    (International air freight forwarding)                                     20,500                772,030
  Forrester Research *
    (Provider of strategic technology research)                                17,700                316,299
  Harte-Hanks, Inc.
    (Diversified marketing services provider)                                  36,050                784,088
  WPP Group PLC.
    (Worldwide advertising agencies)                                           16,500                810,975
                                                                                               -------------------
                                                                                                   4,183,132
                                                                                               -------------------

SEMICONDUCTORS & EQUIPMENT (11.6%)
  KLA-Tencor Corporation *
    (Designs and produces wafer inspection and process control
    equipment for the semiconductor industry)                                 13,000                 762,710
  Linear Technology
    (Designer of high performance analog semiconductors)                       19,000                799,330
  Microchip Technology Inc.
    (Develops and manufactures specialized semiconductor
      products used for embedded control applications)                         20,000                667,200
  Novellus Systems, Inc.*
    (Designs and manufactures semiconductor fabrication equipment)              8,000                336,400
  Semtech Corporation*
    (Designs analog and mixed signal semiconductors)                           21,000                477,330
                                                                                               -------------------
                                                                                                   3,042,970
                                                                                               -------------------

FINANCIAL SERVICES (10.2%)
  DST Systems, Inc.*
    (Provides data processing, billing, and outsourcing services to customers in the financial services, utility, and
     telecommunications industries)                                            10,800                451,008




The description provided in parentheses of the investment is unaudited.
    *Non-income producing security

    The accompanying notes are an integral part of this financial statement.



                   PAPP SMALL & MID-CAP GROWTH FUND, INC.
                     SCHEDULE OF PORTFOLIO INVESTMENTS
                             DECEMBER 31, 2003

                                                                             Number                  Fair
                         Common Stocks (continued)                          of Shares                Value
--------------------------------------------------------------------   ------------------      -------------------
FINANCIAL SERVICES (10.2%) CONTINUED
  Fiserv, Inc.*
    (Provides data processing, information management, and
      outsourcing services to the financial services industry)                 21,000              $ 829,710
  Investors Financial Services Corporation
     (Provides asset administration services to the financial
      services industry)                                                       25,000                960,250
  SEI Corporation
    (Provider of trust management and accounting services,
      mutual fund and distribution services, and investment
      management services)                                                     14,000                426,580
                                                                                               -------------------
                                                                                                   2,667,548
                                                                                               -------------------
HEALTH CARE SERVICES (8.1%)
  Express Scripts, Inc.*
    (Independent pharmaceutical benefit manager)                                9,000                597,870
  Medco Health Solutions*
    (Independent pharmaceutical benefit manager)                                7,700                261,723
  IMS Health, Inc.
    (Provider of information solutions and market
      research to pharmaceutical industry)                                     17,500                435,050
  Patterson Dental Company *
    (Distributor of dental and veterinary supplies in
      the U.S. and Canada)                                                     13,000                834,080
                                                                                               --------------------
                                                                                                   2,128,723
                                                                                               --------------------

CONSUMER PRODUCTS (8.0%)
  Alberto-Culver Company
    (Leading distributor of beauty supplies and manufacturer
      of various consumer products)                                            13,000                820,040
  American Italian Pasta Corporation *
    (Leading producer of private label pasta)                                  12,500                523,750
  Clorox Company
    (Manufacturer of bleach and other consumer products)                       15,600                757,536
                                                                                                -------------------
                                                                                                   2,101,326
                                                                                                -------------------



The description provided in parentheses of the investment is unaudited.
    *Non-income producing security

    The accompanying notes are an integral part of this financial statement.

                   PAPP SMALL & MID-CAP GROWTH FUND, INC.
                     SCHEDULE OF PORTFOLIO INVESTMENTS
                             DECEMBER 31, 2003

                                                                            Number                    Fair
                         Common Stocks (continued)                         of Shares                  Value
-----------------------------------------------------------------      ------------------       ---------------------
INSTRUMENTS & TESTING (7.2%)
   Mettler-Toledo International, Inc.*
    (Leading designer, manufacturer, and marketer of weight
     and measurement instruments)                                              16,000              $ 675,360
  Molecular Devices Corporation*
    (Designs, manufactures, and markets equipment used in the
     drug discovery process)                                                   16,000                303,840
  National Instruments Corporation
    (Supplier of computer based instrumentation products)                      12,500                568,375
  Waters Corporation*
    (Manufacturer of high performance instruments
     used for life sciences research)                                          10,000                331,600
                                                                                               ----------------------
                                                                                                   1,879,175
                                                                                               ----------------------
INVESTMENT MANAGEMENT (6.1%)
  Federated Investors
    (Major U.S. investment management company)                                 24,500                719,320
  T. Rowe Price Associates, Inc.
    (No-load mutual fund company)                                              18,700                886,567
                                                                                               ----------------------
                                                                                                   1,605,887
                                                                                               ----------------------
MEDICAL PRODUCTS (5.6%)
  Dentsply International, Inc.
    (Manufacturer of dental consumables and dental equipment)                  16,700                754,339
  Stryker Corporation

    (Developer and manufacturer of orthopedic and surgical devices)             8,400                714,084
                                                                                               ----------------------
                                                                                                   1,468,423
                                                                                               ----------------------
EDUCATIONAL PROVIDERS (4.1%)
  Apollo Group, Inc.*
    (Provider of higher education programs for working adults)                  4,700                319,600
  DeVry, Inc.*
    (Owns and operates post-secondary,
      technical education institutions)                                        30,000                753,900
                                                                                               ----------------------
                                                                                                   1,073,500
                                                                                               ----------------------
BIOTECHNOLOGY (3.5% )
  Techne Corporation*
    (Producer of biotechnology products)                                       24,000                906,720
                                                                                               ----------------------



The description provided in parentheses of the investment is unaudited.
    *Non-income producing security

    The accompanying notes are an integral part of this financial statement.

                  PAPP SMALL & MID-CAP GROWTH FUND, INC.
                    SCHEDULE OF PORTFOLIO INVESTMENTS
                            DECEMBER 31, 2003

                                                                             Number                    Fair
                        Common Stocks (continued)                           of Shares                 Value
-------------------------------------------------------------------    ------------------      -----------------------
BROADCASTING AND PUBLISHING (3.1%)
  Entercom Communications Corporation*
    (Radio broadcaster)                                                         8,700              $ 460,752
  Saga Communications, Inc.*
    (Radio broadcaster)                                                        19,250                356,702
                                                                                               -----------------------
                                                                                                     817,454
                                                                                               -----------------------
ELECTRONIC EQUIPMENT (3.1%)
  Molex, Inc.
    (Supplier of interconnection products)                                     28,100                825,016
                                                                                               ------------------
SOFTWARE (2.9%)
  SunGard Data Systems, Inc. *
    (Develops software for investment support systems)                         27,000                748,170
                                                                                               ------------------
RESTAURANTS (2.6%)
  Brinker International, Inc.*
    (Owns, operates, and franchises casual dining restaurants)                 20,350                674,806
                                                                                               ------------------
SPECIALTY RETAILING (2.6%)
  Family Dollar Stores, Inc.
    (Self-service discount store chain)                                        18,700                670,956
                                                                                               ------------------
CHEMICALS (1.7%)
  Sigma-Aldrich Corporation
    (Develops, manufactures, and distributes specialty chemicals)               8,000                457,440
                                                                                               ------------------
TELECOMMUNICATIONS (1.4%)
  Plantronics, Inc. *
    (Manufactures lightweight telephone headsets)                              11,000                359,150
                                                                                               ------------------



TOTAL INVESTMENTS - 97.6% (cost $19,782,177)                                                    $ 25,610,396
CASH AND OTHER ASSETS, LESS LIABILITIES - 2.4%                                                       634,905
                                                                                               ------------------
NET ASSETS - 100.0%                                                                             $ 26,245,301
                                                                                               ==================



The description provided in parentheses of the investment is unaudited.
*Non-income producing security

    The accompanying notes are an integral part of this financial statement.



                               PAPP SMALL & MID-CAP GROWTH FUND, INC.
                                STATEMENT OF ASSETS AND LIABILITIES
                                         DECEMBER 31, 2003

                                               ASSETS
Investments, at fair value (cost $19,782,177) (Note 1)                                        $ 25,610,396
Cash                                                                                               626,798
Dividends and interest receivable                                                                    8,107
                                                                                ---------------------------
               Total assets                                                                     26,245,301
                                                                                ---------------------------



                                            LIABILITIES

Liabilities                                                                                              -
                                                                                ---------------------------
              Net assets                                                                      $ 26,245,301
                                                                                ===========================



                                       ANALYSIS OF NET ASSETS

Paid-in capital                                                                               $ 21,224,547
Accumulated undistributed net realized loss on investments sold                                   (807,465)
Net unrealized depreciation on investments                                                       5,828,219
                                                                                ---------------------------
               Net assets applicable to Fund shares outstanding                               $ 26,245,301
                                                                                ===========================



Fund shares outstanding                                                                          1,059,854
                                                                                ===========================


Net Asset Value Per Share                                                                          $ 24.76
                                                                                ===========================
    (Based on 1,059,854 shares outstanding at December 31, 2003)




    The accompanying notes are an integral part of this financial statement.

                   PAPP SMALL & MID-CAP GROWTH FUND, INC.
                          STATEMENT OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                                                    $   79,036
  Interest                                                                                          4,440
                                                                                --------------------------
               Total investment income                                                             83,476
                                                                                --------------------------

EXPENSES:

  Management fee (Note 3)                                                                         201,991
  Filing fees                                                                                      30,029
  Auditing fees                                                                                    18,801
  Custody fees                                                                                     12,184
  Legal fees                                                                                        5,929
  Printing and postage fees                                                                         4,684
  Directors' attendance fees                                                                        3,600
  Transfer agent fees (Note 3)                                                                      2,069
  Other fees                                                                                        1,375
                                                                                --------------------------
               Total expenses                                                                     280,662

  Less fees waived by adviser (Note 3)                                                            (28,522)
                                                                                --------------------------

               Net expenses                                                                       252,139
                                                                                --------------------------

Net investment loss                                                                              (168,663)
                                                                                --------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Proceeds from sale of securities                                                                834,545
  Cost of securities sold                                                                      (1,214,825)
                                                                                --------------------------
      Net realized loss on investments sold                                                      (380,280)

      Net change in unrealized appreciation on investments                                      6,071,591
                                                                                --------------------------

Net realized and unrealized gain on investments                                                 5,691,311
                                                                                --------------------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $ 5,522,648
                                                                                ==========================





  The accompanying notes are an integral part of this financial statement.

                   PAPP SMALL & MID-CAP GROWTH FUND, INC.
                  STATEMENTS OF CHANGES IN NET ASSETS FOR
                 THE YEARS ENDED DECEMBER 31, 2003 AND 2002




                                                                               2003                 2002
                                                                       ------------------    ------------------
FROM OPERATIONS:
   Net investment loss                                                        $ (168,663)           $ (115,052)
   Net realized loss on investments sold                                        (380,280)             (266,040)
   Net change in unrealized appreciation on investments                        6,071,591            (2,399,488)
                                                                       ------------------    ------------------

       Increase/(decrease) in net assets resulting from
       operations                                                              5,522,648            (2,780,580)
                                                                       ------------------    ------------------



FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                8,728,569            10,116,903
   Payments for redemption of shares                                          (3,665,139)           (1,441,422)
                                                                       ------------------    ------------------

        Increase in net assets resulting
        from shareholder transactions                                          5,063,430             8,675,481
                                                                       ------------------    ------------------



Total increase in net assets                                                  10,586,078             5,894,901
                                                                       ------------------    ------------------


Net assets at beginning of the year                                           15,659,223             9,764,322
                                                                       ------------------    ------------------


Net assets at end of the year                                                $26,245,301          $ 15,659,223
                                                                       ==================    ==================


 The accompanying notes are an integral part of these financial statements.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Small & Mid-Cap Growth Fund, Inc. (the "Fund") was incorporated on September 15, 1998 and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 15, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of small and mid-capitalization companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

At December 31, 2003, the net capital loss carryovers noted below are available to offset future realized capital gains and thereby reduce future capital gains distributions.


Expiration Date                                   Amount

------------------------------------     -----------------------
December 31, 2009                                    $ (161,145)
December 31, 2010                                    $ (266,040)
December 31, 2011                                    $ (380,280)
                                         -----------------------
  Total capital loss carryover                       $ (807,465)
                                         =======================



During the year ended December 31, 2003, the Fund's accumulated net investment losses that are not available deductions for tax purposes of $168,663 were reclassified to paid in capital.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the "Manager"). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $28,522 was required in 2003. The Fund incurred fees of $2,069 in 2003 from the manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $300 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)   PURCHASES AND SALES OF SECURITIES:

For the year ended December 31, 2003, purchase and sale transactions excluding short-term investments, were $5,690,430 and $834,545, respectively.

(5)   CAPITAL SHARE TRANSACTIONS:

At December 31, 2003 there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                            Proceeds               Shares

                                      ------------------     -----------------
Year ended December 31, 2003
            Shares issued                   $ 8,728,569               405,188
            Shares redeemed                  (3,665,139)             (168,571)
                                      ------------------     -----------------
                 Net increase               $ 5,063,430               236,617
                                      ==================     =================

Year ended December 31, 2002
            Shares issued                  $ 10,116,903               474,373
            Shares redeemed                  (1,441,422)              (70,649)
                                      ------------------     -----------------
                 Net increase               $ 8,675,481               403,724
                                      ==================     =================


(6)   UNREALIZED APPRECIATION:

The U.S. Federal income tax basis of the Fund's investments at December 31, 2003, was $19,782,177, and net unrealized depreciation for U.S. Federal income tax purposes was $5,828,219, with gross unrealized gains on investments in which fair value exceeded cost totaled $5,892,220 and gross unrealized losses on investments in which cost exceeded fair value totaled $64,001.

(7)      SUBSEQUENT EVENTS:

On September 18, 2003, the manager, entered in to a transfer agreement with Pioneer Investment Management, Inc ("Pioneer"). The proposed transfer agreement is subject to certain conditions, including regulatory and stockholder approval of a reorganization of the Fund into a Pioneer managed fund, as described below. On October 14, 2003 the Board of Directors approved an agreement and plan of reorganization, in which the fund would transfer all of its assets and liabilities to a separate newly created fund for shares of equal value of the new fund in a tax-free exchange. Stockholders will receive proxy materials relative to the reorganization in January 2004. A shareholder meeting is scheduled for February 2004.

(8)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the years indicated, divided by the weighted average number of shares outstanding during the years. The ratios are calculated using the revenues and expenses for the years, divided by the weighted average of the daily net assets of the Fund.

                                             Year ended December 31,
                                               2003             2002               2001               2000               1999
                                         ---------------   --------------    ----------------   ----------------   -----------------
Net asset value, beginning
   of period                                    $ 19.02          $ 23.28             $ 23.02            $ 18.31             $ 16.20
Income from operations:
      Net investment loss                         (0.09)           (0.01)              (0.12)             (0.14)              (0.14)
      Net realized and unrealized
        gain/(loss) on investments                 5.83            (4.25)               0.38               5.89                2.25
                                         ---------------   --------------    ----------------   ----------------   -----------------

            Total from operations                  5.74            (4.26)               0.26               5.75                2.11

Less distributions from:
      Net realized gain                               -                -                   -               (1.04)                 -
                                         ---------------   --------------    ----------------   ----------------   -----------------

            Total distributions                       -                -                   -               (1.04)                  -
                                         ---------------   --------------    ----------------   ----------------   -----------------

Net asset value, end of period                  $ 24.76          $ 19.02             $ 23.28            $ 23.02             $ 18.31
                                         ===============   ==============    ================   ================   =================

            Total return                         30.18%          -18.30%               1.13%             31.32%              13.04%
                                         ===============   ==============    ================   ================   =================

Ratios/Supplemental Data:
   Net assets, end of period               $ 26,245,301     $ 15,659,223         $ 9,764,322         $6,762,147         $ 4,325,499
   Expenses to average
      net assets (A)                              1.25%            1.25%               1.25%              1.25%               1.25%
   Investment income to
      average net assets                          0.41%            0.37%               0.39%              0.36%               0.32%
   Net investment income to
      average net assets (B)                     -0.83%           -0.88%              -0.86%             -0.89%              -0.92%
   Portfolio turnover rate                        4.24%            5.49%              10.57%             40.42%              53.07%





(A) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.38%, 1.56%, 1.69%, 1.89%, and 1.68%, for the years ended December 31,2003, 2002,
     2001, 2000, and 1999, respectively.

(B) Computed giving effect to investment adviser's expense limitation undertaking.

DELOITTE(R)                                             Deloitte & Touche LLP
                                                        Suite 1200
                                                        2901 N. Central Avenue
                                                        Phoenix, AZ 85012-2799
                                                        USA

                                                        Tel: +1 602 234 5100
                                                        Fax: +1 602 234 5186
                                                        www.deloitte.com


                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Papp Small & Mid-Cap Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Papp Small & Mid-Cap Growth Fund, Inc. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated January 17, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Papp Small & Mid-Cap Growth Fund, Inc. as of December 31, 2003, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

January 23, 2004

                                                        Member of
                                                        Deloitte Touche Tohmatsu

Management of the Fund
----------------------

         The Board of Directors has overall responsibility for the conduct of the Fund's affairs. Directors hold office until the next meeting of shareholders called for the election of directors and until their successors are elected and qualified. The Fund is not required to hold meetings of shareholders. The Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. Shareholders may remove a director, with or without cause, by the vote of a majority of all the votes entitled to be cast for the election of directors.

         The names of the directors and officers of the Fund, the date each was first elected or appointed to office, their principal business occupations during the last five years, the number of portfolios each oversees and other directorships they hold, are shown below.



                                       DATE FIRST
                                       ELECTED OR
   NAME, POSITION(S) AND AGE AT       APPOINTED TO    PRINCIPAL OCCUPATION(S) DURING
          JANUARY 1, 2004                 OFFICE            PAST FIVE YEARS
          ---------------                 ------            ---------------
OFFICERS OF THE FUND:

Victoria S. Cavallero, CFA [45]           1991        Partner, L. Roy Papp &
Vice President                                        Associates, LLP.


Jeffrey N. Edwards, CFA [45]              1991        Partner, L. Roy Papp &
Vice President                                        Associates, LLP.


Jane E. Couperus, CFA [34]                2001        Partner, L. Roy Papp &
Vice President                                        Associates, LLP since 2001;
                                                      prior thereto, Associate, L. Roy
                                                      Papp & Associates, LLP since
                                                      1997.


John L. Stull, CFA [39]                   2001        Partner, L. Roy Papp &
Vice President                                        Associates, LLP since 2001;
                                                      prior thereto, Associate, L. Roy
                                                      Papp & Associates, LLP since
                                                      1997.


Russell A. Biehl, [40]                    2001        Partner, L. Roy Papp &
Vice President                                        Associates, LLP since 2001;
                                                      prior thereto, Associate, L. Roy
                                                      Papp & Associates, LLP since
                                                      1998.


T. Kent Hardaway [38]                     2003        Partner, L. Roy Papp &
Vice President                                        Associates, LLP since 2003;
                                                      prior thereto, Associate, L. Roy
                                                      Papp & Associates, LLP since
                                                      2000.  1998-2000 MBA student,
                                                      Arizona State University


                                                                                              NUMBER OF
   NAME, POSITION(S) AND AGE AT    DATE FIRST ELECTED   PRINCIPAL OCCUPATION(S) DURING   PORTFOLIOS IN FUND       OTHER
          JANUARY 1, 2004           OR APPOINTED TO             PAST FIVE YEARS          COMPLEX OVERSEEN BY   DIRECTORSHIPS
                                         OFFICE                                                DIRECTOR

DIRECTORS WHO ARE INTERESTED PERSONS OF THE FUND:

L. Roy Papp,* [76]                       1991         Partner, L. Roy Papp &                    Five              None
Chairman and Director                                 Associates, LLP.


Harry A. Papp, CFA *+  [49]              1991         Partner, L. Roy Papp &                    Five              None
President and Director                                Associates, LLP.


Rosellen C. Papp, CFA *+  [49]           1991         Partner, L. Roy Papp &                    Five              None
Vice President, Treasurer and                         Associates, LLP.
Director

Julie A. Hein, * [41]                     1991        Partner, L. Roy Papp &                    Five              None
Vice President, Secretary,                            Associates, LLP.
Assistant Treasurer and Director


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND:

James K. Ballinger, [52]                 1991         Director, Phoenix Art Museum              Five              None
Director

Amy S. Clague, [69]                      1991         Private investor since 2000;              Five              None
Director                                              prior thereto, Partner, Boyd and
                                                      Clague, bookkeeping services.

Carolyn P. O'Malley, [54]                1998         Executive Director, Dorrance             Three              None
                                                      Family Foundation since 2001;
                                                      prior thereto, Director, Desert
                                                      Botanical Garden.


---------------------

* L. Roy Papp, Harry A. Papp, Rosellen C. Papp and Julie A. Hein are "interested persons" of the Fund, as defined in the Investment Company Act of 1940, because they are Partners of the Adviser.

+ Harry A. Papp is the son of L. Roy Papp and Rosellen C. Papp is the daughter-in-law of L. Roy Papp.

---------------------

     The address of L. Roy Papp, Harry A. Papp, Rosellen C. Papp and Julie A. Hein and each of the officers, is 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016; the address of Mr. Ballinger is 322 W. Holly Street, Phoenix, Arizona 85003; the address of Ms. Clague is 326 East Kaler Drive, Phoenix, Arizona 85020, and the address of Ms. O'Malley is 4438 E. Camelback Road #155, Phoenix, Arizona 85018.

     The Statement of Additional Information includes additional information about the directors and officers. You may obtain a free copy of the Statement of Additional Information by calling toll-free (800) 421-4004.

     This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.

                        PAPP SMALL & MID-CAP GROWTH FUND

Dear Fellow Shareholder:

The year 2003 was good for the economy, and good for the stock market. During the year, growth accelerated with the third quarter showing GDP growth of 8.2%; the best quarter in almost 20 years. During the year, the stocks that performed the best were those of micro-cap and small-cap companies. Mid-cap companies also did better than large-cap companies, but not quite as well as the smaller companies. We also observed that high quality companies didn't do particularly well in 2003, but lower quality companies enjoyed a stronger performance for this year.

We were very pleased with our Fund's annual total return of 30.2%. The Standard & Poor's Mid-Cap 400 was up 35.6% for the year, due in part to the good performance of the lower quality companies held in the Index.

We look for continued improvement in the U.S. economy during 2004. We think that better quality companies, which were somewhat out of favor in 2003, are poised to perform particularly well in 2004. Now that the economy has turned upward, we expect investors to focus on long-term fundamental growth opportunities rather than short-term recoveries for troubled or lower quality companies. We believe that our holdings are positioned for consistent earnings growth. We continue to believe that small and mid-cap stocks, while more volatile, have the potential to outperform large-cap stocks.

Thank you for your confidence in the Fund.

                                            Warmest regards,

                                            /s/ L. Roy Papp
                                            ---------------------------
                                            L. Roy Papp, Chairman
                                            January 28, 2004

The Fund's average annual total return for the one and five year periods ended December 31, 2003 and since inception is 30.18%, 9.81% and 11.42%, as compared to 47.25%, 7.13% and 8.80% for the Russell 2000 Stock Index and 35.62%, 9.21%
and 10.41% for the Standard & Poor's 400 Mid Cap Index over the same period. Performance shown reflects the effects of an expense reimbursement which improved results but performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. This Fund's performance is measured against that of the Russell 2000 Stock Index, an unmanaged, weighted index that includes stocks of 2000 smaller U.S. companies, with dividends reinvested and the Standard & Poor's Mid Cap 400 Index, an unmanaged, value-weighted index of medium-sized companies that generally have market values between $900 million and $3 billion. The stocks of small and medium-sized companies are often more volatile than the stocks of larger companies. Further, a company with only one or several product lines is vulnerable to the entrance of a substantial competitor. Small and medium-sized companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, and may have a smaller public market for their shares.

ITEM 2. CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer (the "Code").

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's board of directors has determined that no member of its audit committee qualifies as an "audit committee financial expert," as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. All members of the registrant's audit committee have a working familiarity with basic finance and accounting practices and the board of directors does not think it necessary at this time to have a member of its audit committee qualify as an "audit committee financial expert."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
$14,601 and $11,592 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)      Audit-Related Fees
There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the "investment adviser") that are reasonably related to the performance of the audit of the registrant's financial statements, are not reported under paragraph (a) of this
Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c)      Tax Fees
$4,200 and $4,500 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d)      All Other Fees
There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph
(e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenues paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenue paid to the principal accountants by the registrant for all services and by the registrant's investment adviser for services where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

     (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4. 100% of the services provided to the investment adviser described in paragraphs (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant and the investment adviser.

(h) No disclosures are required by this Item 4(h).


ITEM 5.

Not applicable.


ITEM 6. [Reserved]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [Reserved]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) (1) Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

     (2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and
          (a)(2)(ii)

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Papp Small & Mid-Cap Growth Fund, Inc.

 By:     /s/ Harry A. Papp
         -----------------------------------
         Harry A. Papp
         President (Principal Executive Officer)
 Date:   February 13, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

 By:     /s/ Harry A. Papp
         -----------------------------------
         Harry A. Papp
         President
         (Principal Executive Officer)
 Date:   February 13, 2004

 By:     /s/ Rosellen C. Papp
         -----------------------------------
         Rosellen C. Papp
         Vice President and Treasurer
         (Principal Financial Officer)
 Date:   February 13, 2004